Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000002179 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class A
Trading Symbol	MSRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002182 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class B
Trading Symbol	MCRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002183 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class C
Trading Symbol	MCCXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206005 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class I
Trading Symbol	CRHXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002184 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R1
Trading Symbol	CRVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002186 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R2
Trading Symbol	CRMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002187 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R3
Trading Symbol	CRJXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002188 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R4
Trading Symbol	CRKXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R6
Trading Symbol	CRRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 475,673,395
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002190 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class A
Trading Symbol	MRGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002192 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class B
Trading Symbol	MRGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002193 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class C
Trading Symbol	MRGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002194 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class I
Trading Symbol	MRGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R1
Trading Symbol	MRGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R2
Trading Symbol	MRERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R3
Trading Symbol	MRGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002191 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R4
Trading Symbol	MRGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000124424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R6
Trading Symbol	MRGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 6,624,975,483
Holdings Count | Holding	192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%

C000002210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class A
Trading Symbol	MNDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$62	1.27%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002215 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class B
Trading Symbol	MNDBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$99	2.02%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.02%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class C
Trading Symbol	MNDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$99	2.02%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.02%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class I
Trading Symbol	MNDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002219 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R1
Trading Symbol	MNDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$99	2.02%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.02%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002221 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R2
Trading Symbol	MNDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$75	1.52%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002222 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R3
Trading Symbol	MNDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$62	1.27%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R4
Trading Symbol	MNDJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000075013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R6
Trading Symbol	MNDKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 2,085,239,585
Holdings Count | Holding	115
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%

C000002223 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class A
Trading Symbol	MRSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class B
Trading Symbol	MRIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$85	1.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class C
Trading Symbol	MRICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$85	1.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class I
Trading Symbol	MRSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R1
Trading Symbol	MRSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$85	1.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R2
Trading Symbol	MRSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002235 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R3
Trading Symbol	MRSHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R4
Trading Symbol	MRSJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000034436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R6
Trading Symbol	MRSKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 16,297,524,207
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%

C000002249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class A
Trading Symbol	MTCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002251 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class B
Trading Symbol	MTCBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$96	1.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class C
Trading Symbol	MTCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002253 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class I
Trading Symbol	MTCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R1
Trading Symbol	MTCKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$96	1.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002257 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R2
Trading Symbol	MTERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002258 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R3
Trading Symbol	MTCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R4
Trading Symbol	MTCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000124425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R6
Trading Symbol	MTCLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 2,053,482,986
Holdings Count | Holding	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%

C000002259 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class A
Trading Symbol	MEIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class B
Trading Symbol	MFEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002265 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class C
Trading Symbol	MEICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002266 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class I
Trading Symbol	MEIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R1
Trading Symbol	MEIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R2
Trading Symbol	MVRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R3
Trading Symbol	MEIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000002260 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R4
Trading Symbol	MEIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000033014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R6
Trading Symbol	MEIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 58,675,023,168
Holdings Count | Holding	72
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%

C000132013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class A
Trading Symbol	MLVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class B
Trading Symbol	MLVBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class C
Trading Symbol	MLVGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class I
Trading Symbol	MLVHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R1
Trading Symbol	MLVMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R2
Trading Symbol	MLVOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R3
Trading Symbol	MLVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R4
Trading Symbol	MLVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R6
Trading Symbol	MLVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 392,353,011
Holdings Count | Holding	106
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%

C000132022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class A
Trading Symbol	MVGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class B
Trading Symbol	MVGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.74%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class C
Trading Symbol	MVGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.74%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class I
Trading Symbol	MVGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R1
Trading Symbol	MVGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.74%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R2
Trading Symbol	MVGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R3
Trading Symbol	MVGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R4
Trading Symbol	MVGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%

C000132030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R6
Trading Symbol	MVGNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 265,320,966
Holdings Count | Holding	105
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%